The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 0.3%
	Energy and Utilities — 0.3%
$ 100,000	Chart Industries Inc., 1.000%, 11/15/24(a)	$163,179

Shares

	COMMON STOCKS — 98.7%
	Aerospace and Defense — 0.8%
5,000	Aerojet Rocketdyne Holdings Inc.†	177,650
25,000	BBA Aviation plc	81,078
6,000	Ultra Electronics Holdings plc	124,723

		383,451

	Automotive — 0.3%
1,000	Volkswagen AG	162,767

	Automotive: Parts and Accessories — 2.5%
200	Boyd Group Income Fund	20,580
19,000	Dana Inc.	337,060
2,000	Genuine Parts Co.	224,060
3,000	Linamar Corp.	107,577
48,000	Uni-Select Inc.	497,834
4,000	Veoneer Inc.†	91,480

		1,278,591

	Aviation: Parts and Services — 0.0%
200	Curtiss-Wright Corp.	22,668

	Broadcasting — 2.1%
23,000	Tribune Media Co., Cl. A	1,061,220

	Building and Construction — 2.8%
333	Arcosa Inc.	10,173
30,000	Armstrong Flooring Inc.†	408,000
500	Chofu Seisakusho Co. Ltd.	10,345
8,000	GCP Applied Technologies Inc.†	236,800
10,000	Herc Holdings Inc.†	389,800
6,000	Johnson Controls International plc	221,640
1,220	Lennar Corp., Cl. B	47,726
2,194	USG Corp.	95,000

		1,419,484

	Business Services — 1.0%
9,000	JCDecaux SA	273,798
6,500	Matthews International Corp., Cl. A	240,175

		513,973

	Cable and Satellite — 2.4%
800	EchoStar Corp., Cl. A†	29,160
1,000	Liberty Global plc, Cl. A†	24,920
3,000	Liberty Global plc, Cl. C†	72,630
1,000	Liberty Latin America Ltd., Cl. A†	19,340

Shares		Market Value

20,000	Rogers Communications Inc., Cl. B	$1,076,400

		1,222,450

	Computer Software and Services — 1.1%
1,000	AVEVA Group plc	42,017
34,000	Hewlett Packard Enterprise Co.	524,620

		566,637

	Consumer Products — 5.5%
21,000	Essity AB, Cl. A	604,208
9,034	Hunter Douglas NV	606,009
2,000	L’Oreal SA	537,994
1,500	Salvatore Ferragamo SpA	32,172
18,000	Scandinavian Tobacco Group A/S	224,479
5,000	Svenska Cellulosa AB, Cl. A	48,670
10,000	Swedish Match AB	509,718
7,000	Unicharm Corp.	231,354

		2,794,604

	Consumer Services — 1.4%
12,000	Ashtead Group plc	289,536
8,500	ServiceMaster Global Holdings Inc.†	396,950

		686,486

	Diversified Industrial — 6.8%
1,000	Aker ASA, Cl. A	76,290
9,000	Ampco-Pittsburgh Corp.†	29,700
2,500	Ardagh Group SA	32,500
8,000	Bouygues SA	285,823
500	Crane Co.	42,310
17,200	EnPro Industries Inc.	1,108,540
7,500	Jardine Matheson Holdings Ltd.	467,700
17,000	Jardine Strategic Holdings Ltd.	636,310
14,500	Myers Industries Inc.	248,095
3,500	Nilfisk Holding A/S†	138,309
800	Park-Ohio Holdings Corp.	25,904
1,000	Sulzer AG	97,514
4,000	Textron Inc.	202,640
1,000	Trinity Industries Inc.	21,730

		3,413,365

	Electronics — 5.8%
38,000	Sony Corp.	1,592,619
31,000	Sony Corp., ADR	1,309,440
1,500	Stratasys Ltd.†	35,730

		2,937,789

	Energy and Energy Services — 2.1%
6,000	BP plc, ADR	262,320
150	Chart Industries Inc.†	13,578
12,000	Landis+Gyr Group AG	759,227

		1,035,125

	Energy and Utilities — 4.6%
10,000	Cameco Corp.	117,900

1

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
500	Cheniere Energy Inc.†	$34,180
7,000	National Fuel Gas Co.	426,720
16,000	National Grid plc, ADR	893,440
10,000	Royal Dutch Shell plc, Cl. B	316,236
20,000	Severn Trent plc	514,731
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(b)	0

		2,303,207

	Entertainment — 3.8%
9,000	Discovery Inc., Cl. A†	243,180
25,000	Entertainment One Ltd.	145,484
22,000	Grupo Televisa SAB, ADR	243,320
30,000	International Game Technology plc	389,700
85,000	ITV plc	140,711
1,200	Viacom Inc., Cl. A	38,940
10,000	Viacom Inc., Cl. B	280,700
15,000	Vivendi SA	434,624

		1,916,659

	Equipment and Supplies — 1.2%
4,500	Graco Inc.	222,840
12,500	Mueller Industries Inc.	391,750

		614,590

	Financial Services — 10.2%
1,000	American Express Co.	109,300
8,800	American International Group Inc.	378,928
2,000	Bank of America Corp.	55,180
3	Berkshire Hathaway Inc., Cl. A†	903,645
8,000	Citigroup Inc.	497,760
4,000	Comerica Inc.	293,280
8,000	Deutsche Bank AG	64,960
4,200	EXOR NV	272,788
27,000	FinecoBank Banca Fineco SpA	355,120
42,000	GAM Holding AG	131,178
2,600	Julius Baer Group Ltd.	105,044
17,000	Kinnevik AB, Cl. A	448,894
500	Kinnevik AB, Cl. B	12,950
3,500	Legg Mason Inc.	95,795
5,000	Morgan Stanley	211,000
22,000	Resona Holdings Inc.	95,222
500	State Street Corp.	32,905
1,000	T. Rowe Price Group Inc.	100,120
10,000	The Bank of New York Mellon Corp.	504,300
1,500	The PNC Financial Services Group Inc.	183,990
5,000	UBS Group AG	60,550
800	W. R. Berkley Corp.	67,776
4,000	Wells Fargo & Co.	193,280

		5,173,965

Shares		Market Value

	Food and Beverage — 20.2%
2,000	Campbell Soup Co.	$76,260
8,000	Chr. Hansen Holding A/S	810,890
7,500	Danone SA	577,900
130,000	Davide Campari-Milano SpA	1,275,997
6,000	Diageo plc, ADR	981,660
4,000	Fomento Economico Mexicano SAB de CV, ADR	369,120
2,500	General Mills Inc.	129,375
2,000	Heineken NV	211,070
2,500	Kellogg Co.	143,450
4,000	Kerry Group plc, Cl. A	444,215
10,900	Kikkoman Corp.	534,034
3,000	Maple Leaf Foods Inc., Toronto	69,392
1,500	McCormick & Co. Inc., Cl. V	224,775
1,500	McCormick & Co. Inc., Non-Voting	225,945
200	National Beverage Corp.	11,546
16,000	Nestlé SA	1,524,881
3,500	Pernod Ricard SA	628,183
14,000	Remy Cointreau SA	1,867,274
1,100	The Kraft Heinz Co.	35,915
500	Yakult Honsha Co. Ltd.	34,918
400,000	Yashili International Holdings Ltd.†	54,523

		10,231,323

	Health Care — 3.4%
20,000	Achaogen Inc.†	9,126
4,000	Bristol-Myers Squibb Co.	190,840
25,000	BTG plc†	271,725
4,000	Clovis Oncology Inc.†	99,280
7,000	Cutera Inc.†	123,620
1,000	ICU Medical Inc.†	239,330
4,000	Idorsia Ltd.†	70,379
1,600	Johnson & Johnson	223,664
2,500	Patterson Cos. Inc.	54,625
6,000	Pfizer Inc.	254,820
5,000	Roche Holding AG, ADR	171,950

		1,709,359

	Hotels and Gaming — 2.5%
250,000	Mandarin Oriental International Ltd.	487,500
180,000	The Hongkong & Shanghai Hotels Ltd.	259,110
150,000	William Hill plc	313,664
1,500	Wynn Resorts Ltd.	178,980

		1,239,254

	Machinery — 4.2%
104,000	CNH Industrial NV, Borsa Italiana	1,057,429
50,000	CNH Industrial NV, New York	510,000
1,200	Mueller Water Products Inc., Cl. A	12,048
2,600	NKT A/S†	46,059
30,000	Twin Disc Inc.†	499,500

		2,125,036

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Publishing — 1.6%
38,000	The E.W. Scripps Co., Cl. A	$798,000

	Retail — 0.9%
4,000	Hertz Global Holdings Inc.†	69,480
500	Ingles Markets Inc., Cl. A	13,810
6,000	J.C. Penney Co. Inc.†	8,940
4,000	Macy’s Inc.	96,120
2,000	Nathan’s Famous Inc.	136,800
2,200	Walgreens Boots Alliance Inc.	139,194

		464,344

	Specialty Chemicals — 1.0%
700	Ashland Global Holdings Inc.	54,691
3,000	International Flavors & Fragrances Inc.	386,370
200	The Chemours Co.	7,432
4,000	Valvoline Inc.	74,240

		522,733

	Telecommunications — 6.5%
4,000	CenturyLink Inc.	47,960
5,000	Cincinnati Bell Inc.†	47,700
3,000	Deutsche Telekom AG, ADR	49,755
8,000	Frontier Communications Corp.†	15,920
5,000	Harris Corp.	798,550
50,000	Koninklijke KPN NV	158,504
500	Lyft Inc., Cl. A†	39,145
60,000	Pharol SGPS SA, ADR†	10,770
2,400	Proximus SA	69,217
130,000	Sistema PJSC FC, GDR	365,560
90,000	Sprint Corp.†	508,500
58,000	Telefonica Deutschland Holding AG	182,108
60,000	VEON Ltd., ADR	125,400
3,000	Verizon Communications Inc.	177,390
38,000	Vodafone Group plc, ADR	690,840

		3,287,319

	Wireless Communications — 4.0%
33,000	Millicom International Cellular SA, SDR	2,003,646

	TOTAL COMMON STOCKS	49,888,045

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$ 515,000	U.S. Treasury Bills, 2.400% to 2.405%††, 06/13/19	$512,537

	TOTAL INVESTMENTS — 100.0% (Cost $44,114,403)	$50,563,761

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A security amounted to $163,179 or 0.32% of total investments.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

Europe	46.6%	$23,548,485

United States	36.9	18,654,596

Japan	7.5	3,807,932

Canada	4.0	2,035,165

Asia/Pacific	3.8	1,905,143

Latin America	1.2	612,440

	100.0%	$50,563,761

3

The GAMCO Global Growth Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.6%
	INFORMATION TECHNOLOGY — 32.2%
10,000	Adobe Inc.†	$2,664,900
2,680	Adyen NV†	2,098,400
16,600	Alibaba Group Holding Ltd., ADR†	3,028,670
7,510	Apple Inc.	1,426,525
5,000	Atlassian Corp. plc, Cl. A†	561,950
5,100	Autodesk Inc.†	794,682
10,000	Fiserv Inc.†	882,800
4,100	Keyence Corp.	2,551,448
8,600	Mastercard Inc., Cl. A	2,024,870
43,000	Microsoft Corp.	5,071,420
5,900	NVIDIA Corp.	1,059,404
4,500	Palo Alto Networks Inc.†	1,092,960
14,800	PayPal Holdings Inc.†	1,536,832
8,100	ServiceNow Inc.†	1,996,569
11,100	Tableau Software Inc., Cl. A†	1,412,808
17,000	Visa Inc., Cl. A	2,655,230
7,300	Workday Inc., Cl. A†	1,407,805

		32,267,273

	CONSUMER DISCRETIONARY — 16.0%
4,400	adidas AG	1,069,078
1,760	Amazon.com Inc.†	3,134,120
2,000	Christian Dior SE	952,819
4,720	Kering SA	2,706,643
12,800	Lululemon Athletica Inc.†	2,097,536
4,400	LVMH Moet Hennessy Louis Vuitton SE	1,618,424
5,300	McDonald’s Corp.	1,006,470
18,700	NIKE Inc., Cl. B	1,574,727
3,200	Puma SE	1,855,832

		16,015,649

	HEALTH CARE — 13.0%
13,900	Abbott Laboratories	1,111,166
5,400	Becton, Dickinson and Co.	1,348,542
5,900	Danaher Corp.	778,918
8,400	Edwards Lifesciences Corp.†	1,607,172
6,800	Illumina Inc.†	2,112,692
2,560	Intuitive Surgical Inc.†	1,460,685
7,350	Thermo Fisher Scientific Inc.	2,011,842
2,200	UnitedHealth Group Inc.	543,972
20,600	Zoetis Inc.	2,073,802

		13,048,791

	CONSUMER STAPLES — 12.5%
2,400	Costco Wholesale Corp.	581,136
244,000	Davide Campari-Milano SpA	2,394,948
36,240	Diageo plc	1,481,168
11,200	L’Oreal SA	3,012,766
34,900	Nestlé SA	3,326,146
7,756	Pernod Ricard SA	1,392,053

Shares		Market Value

9,900	Unicharm Corp.	$327,201

		12,515,418

	COMMUNICATION SERVICES — 9.1%
810	Alphabet Inc., Cl. A†	953,281
1,321	Alphabet Inc., Cl. C†	1,549,942
8,600	Facebook Inc., Cl. A†	1,433,534
3,700	IAC/InterActiveCorp.†	777,407
6,100	Netflix Inc.†	2,175,016
47,200	Tencent Holdings Ltd.	2,170,612

		9,059,792

	FINANCIALS — 7.1%
13,300	Aon plc	2,270,310
14,800	HDFC Bank Ltd., ADR	1,715,468
44,200	IHS Markit Ltd.†	2,403,596
15,000	Investor AB, Cl. B	675,519

		7,064,893

	UTILITIES — 4.0%
19,300	American Water Works Co. Inc.	2,012,218
10,400	NextEra Energy Inc.	2,010,528

		4,022,746

	REAL ESTATE — 4.0%
7,200	American Tower Corp., REIT	1,418,832
20,000	Crown Castle International Corp., REIT	2,560,000

		3,978,832

	INDUSTRIALS — 1.7%
27,500	Jardine Matheson Holdings Ltd.	1,714,900

	TOTAL COMMON STOCKS	99,688,294

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$ 380,000	U.S. Treasury Bills, 2.388% to 2.408%††, 06/13/19 to 06/27/19	378,059

	TOTAL INVESTMENTS — 100.0% (Cost $68,058,679)	$100,066,353

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

1

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Geographic Diversification	% of Market Value	Market Value

United States	58.6%	$58,640,866

Europe	27.2	27,257,701

Asia/Pacific	9.2	9,191,601

Japan	2.9	2,878,649

Canada	2.1	2,097,536

	100.0%	$100,066,353

2

The Gabelli International Small Cap Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.0%
	CONSUMER STAPLES — 19.3%
1,300	Danone SA	$100,169
1,000	Heineken Holding NV	100,173
30,000	Hotel Chocolat Group Ltd.	130,897
2,200	Interparfums SA	119,568
2,700	Kameda Seika Co. Ltd.	129,360
3,000	Kato Sangyo Co. Ltd.	98,800
1,200	Laurent-Perrier Group	125,457
3,000	Milbon Co. Ltd.	139,403
660	Pernod Ricard SA	118,457
60	Philip Morris CR AS	41,197
80,000	Premier Foods plc†	37,928
22,000	PZ Cussons plc	56,219
4,000	Sakata Seed Corp.	135,884
35,000	Stock Spirits Group plc	104,848
1,000	Viscofan SA	62,538
6,500	Wessanen	79,185

		1,580,083

	CONSUMER DISCRETIONARY — 18.4%
5,555	AcadeMedia AB†	31,069
3,500	Accell Group NV	97,172
3,150	Aston Martin Lagonda Global Holdings plc†	41,438
5,500	Beneteau SA	64,411
280	Christian Dior SE	133,395
7,000	Crest Nicholson Holdings plc	33,734
5,820	GVC Holdings plc	42,374
1,150	Hunter Douglas NV	77,143
2,200	JINS Inc.	118,704
10,000	JPJ Group plc†	91,172
20,000	Luk Fook Holdings International Ltd.	67,389
25,000	Mandarin Oriental International Ltd.	48,750
140,000	NagaCorp. Ltd.	195,823
9,000	Scandic Hotels Group AB	80,346
2,500	Ted Baker plc	50,731
2,000	Tod’s SpA	92,657
10,000	Treatt plc	52,619
40,000	William Hill plc	83,644
10,000	Zojirushi Corp.	103,762

		1,506,333

	INDUSTRIALS — 13.5%
10,000	Aida Engineering Ltd.	72,002
15,000	BBA Aviation plc	48,647
40,000	Chemring Group plc	72,312
2,000	Clarkson plc	61,867
1,800	Jardine Matheson Holdings Ltd.	112,248
4,000	Loomis AB, Cl. B	137,674
2,500	Nilfisk Holding A/S†	98,792
20,000	Rotork plc	73,667
2,000	Shima Seiki Manufacturing Ltd.	61,355
10,000	Sodick Co. Ltd.	83,281

Shares		Market Value
13,000	Teraoka Seisakusho Co. Ltd.	$60,877
500	Warehouses De Pauw CVA, REIT	80,205
6,000	Workspace Group plc, REIT	76,272
8,000	Yushin Precision Equipment Co. Ltd.	72,544

		1,111,743

	MATERIALS — 11.9%
6,000	Alamos Gold Inc., Cl. A	30,480
13,850	Alamos Gold Inc., Toronto, Cl. A	70,268
18,000	B2Gold Corp.†	50,376
20,000	Centamin plc	23,210
50	Conzzeta AG	39,166
3,000	Detour Gold Corp.†	28,151
3,000	Endeavour Mining Corp.†	45,033
12,000	Hochschild Mining plc	32,291
4,000	JSP Corp.	88,171
3,000	Labrador Iron Ore Royalty Corp.	65,956
4,000	MAG Silver Corp.†	42,713
30,000	Northern Dynasty Minerals Ltd.†	18,060
15,000	OceanaGold Corp.	47,143
4,000	Osisko Gold Royalties Ltd.	44,928
12,000	Sekisui Plastics Co. Ltd.	96,256
20,000	SEMAFO Inc.†	55,524
2,000	Sumitomo Bakelite Co. Ltd.	71,551
5,000	T Hasegawa Co. Ltd.	80,529
2,000	Torex Gold Resources Inc.†	25,173
25,000	Westgold Resources Ltd.†	22,367

		977,346

	COMMUNICATION SERVICES — 8.8%
800	Akatsuki Inc.	45,908
50,000	Entertainment One Ltd.	290,969
30,000	HT&E Ltd.	36,426
7,500	Manchester United plc, Cl. A	144,150
4,190	Modern Times Group MTG AB, Cl. B	53,675
4,190	Nordic Entertainment Group AB, Cl. B†	98,246
20,000	Sistema PJSC FC, GDR	56,240

		725,614

	FINANCIALS — 8.7%
30,000	Brewin Dolphin Holdings plc	121,988
8,000	GAM Holding AG	24,986
4,000	Kinnevik AB, Cl. B	103,600
14,000	Polar Capital Holdings plc	95,183
4,000	Rothschild & Co.	127,207
13,000	Tamburi Investment Partners SpA	90,997
120,000	Value Partners Group Ltd.	93,249
31,538	XPS Pensions Group plc	56,686

		713,896

	HEALTH CARE — 7.1%
3,428	AddLife AB	86,647
600	Bachem Holding AG, Cl. B	73,271

1

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,000	CVS Group plc	$46,927
900	Gerresheimer AG	67,642
10,000	IRRAS AB†	32,590
25,000	Nanosonics Ltd.†	77,396
230	Siegfried Holding AG	82,576
1,300	Vetoquinol SA	83,414
250	Ypsomed Holding AG†	32,011

		582,474

	INFORMATION TECHNOLOGY — 6.1%
24,285	Equiniti Group plc	65,791
10,000	F-Secure OYJ	27,427
6,000	Infomart Corp.	72,977
100	Keyence Corp.	62,230
20,000	NCC Group plc	36,469
65,000	Oxford Metrics plc	78,310
23,000	SafeCharge International Group Ltd.	89,869
6,000	Topcon Corp.	70,703

		503,776

	REAL ESTATE — 2.3%
25,000	Impact Healthcare Reit plc, REIT	34,515
4,000	PATRIZIA Immobilien AG	88,978
7,000	Tosei Corp.	63,223

		186,716

	COMPUTER SOFTWARE AND SERVICES — 0.7%
3,000	PSI Software AG	56,873

	UTILITIES — 0.2%
75,000	China Everbright Water Ltd.	19,369

	TOTAL COMMON STOCKS	7,964,223

Shares		Market Value

	PREFERRED STOCKS — 0.8%
	HEALTH CARE — 0.8%
1,400	Draegerwerk AG & Co. KGaA, 0.460%(a)	$66,367

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.2%
$180,000	U.S. Treasury Bill, 2.395%††, 06/20/19	179,056

	TOTAL INVESTMENTS — 100.0% (Cost $8,800,909)	$8,209,646

(a)	Security is perpetual and has no stated maturity date.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value

Europe	58.3%	$4,782,988

Japan	21.0	1,727,520

Canada	8.8	722,599

Asia/Pacific	6.4	524,336

Latin America	3.3	273,147

United States	2.2	179,056

	100.0%	$8,209,646

2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.3%
	TELECOMMUNICATION SERVICES — 43.1%
	Alternative Carriers — 3.1%
192,000	Asia Satellite Telecommunications Holdings Ltd.	$158,982
106,000	CenturyLink Inc.	1,270,940
300	Iliad SA	30,119
12,500	Intelsat SA†	195,750
28,000	TIME dotCom Berhad	59,669
25,000	Zayo Group Holdings Inc.†	710,500

		2,425,960

	Integrated Telecommunication Services — 20.3%
10,500	AT&T Inc.	329,280
1,900	ATN International Inc.	107,141
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	430,242
16,400	China Unicom Hong Kong Ltd., ADR	209,920
20,000	Cincinnati Bell Inc.†	190,800
101,000	Deutsche Telekom AG, ADR	1,675,085
3,107	Hellenic Telecommunications Organization SA	41,614
2,000	Hellenic Telecommunications Organization SA, ADR	13,320
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	283
15,000	Koninklijke KPN NV	47,551
30,000	Maroc Telecom	450,946
9,000	Nippon Telegraph & Telephone Corp.	381,909
2,000	Nippon Telegraph & Telephone Corp., ADR	85,440
1,700	Oi SA, ADR	663
453	Oi SA, Cl. C, ADR	852
9,500	Orange SA, ADR	154,850
200,000	Pakistan Telecommunication Co. Ltd.	12,917
90,000	PCCW Ltd.	55,949
50,000	Pharol SGPS SA†	10,825
45,500	Pharol SGPS SA, ADR†	8,167
6,400	Proximus SA	184,578
9,700	PT Telekomunikasi Indonesia Persero Tbk, ADR	266,362
3,000	Rostelecom PJSC, ADR	19,867
182,500	Singapore Telecommunications Ltd.	406,678
9,800	Swisscom AG, ADR	479,122
21,000	Telecom Argentina SA, ADR	306,600
100,000	Telecom Italia SpA†	62,190
11,500	Telecom Italia SpA, ADR†	72,220
395	Telefonica Brasil SA	4,414
5,021	Telefonica Brasil SA, ADR, Preference	60,603
1,800	Telefonica Brasil SA, Preference	21,837
3,935	Telefonica SA	32,969
79,000	Telefonica SA, ADR	660,440
74,800	Telekom Austria AG	543,719
248,000	Telekom Malaysia Berhad	194,391
36,300	Telenor ASA	726,846
57,000	Telephone & Data Systems Inc.	1,751,610
128,000	Telesites SAB de CV†	82,694
259,000	Telia Co. AB	1,168,624

Shares		Market Value

26,000	TELUS Corp.	$963,040
1,958,977	True Corp. Public Co. Ltd.	293,831
24,225	TT&T Public Co. Ltd.†(a)(b)(c)	0
61,300	Verizon Communications Inc.	3,624,669

		16,135,058

	Wireless Telecommunication Services — 19.7%
62,500	America Movil SAB de CV, Cl. L, ADR	892,500
90,000	Axiata Group Berhad	91,488
9,500	China Mobile Ltd., ADR	484,405
9,600	DiGi.Com Berhad	10,699
72,808	Econet Wireless Zimbabwe Ltd.	78,873
840,300	Global Telecom Holding SAE†	219,651
53,000	KDDI Corp.	1,140,531
24,000	Millicom International Cellular SA, SDR	1,457,197
16,200	NTT DoCoMo Inc.	358,335
29,100	Nuvera Communications Inc.	552,609
175,000	Orascom Investment Holding, GDR†	29,750
4,500	pdvWireless Inc.†	158,220
18,000	PLDT Inc., ADR	390,060
240,000	PT Indosat Tbk	42,135
11,500	Rogers Communications Inc., Cl. B	618,930
3,500	Shenandoah Telecommunications Co.	155,260
76,000	Sistema PJSC FC, GDR	213,712
16,700	SK Telecom Co. Ltd., ADR	408,983
10,000	SoftBank Group Corp.	969,503
50,000	Sprint Corp.†	282,500
60,000	Tim Participacoes SA	182,053
15,156	Tim Participacoes SA, ADR	228,552
57,000	T-Mobile US Inc.†	3,938,700
73,000	Turkcell Iletisim Hizmetleri A/S, ADR	391,280
29,800	United States Cellular Corp.†	1,368,118
140,000	VEON Ltd., ADR	292,600
38,000	Vodafone Group plc, ADR	690,840

		15,647,484

	TOTAL TELECOMMUNICATION SERVICES	34,208,502

	MEDIA — 30.4%
	Broadcasting — 11.6%
1,400	AMC Networks Inc., Cl. A†	79,464
18,500	CBS Corp., Cl. B, Non-Voting	879,305
280,000	Corus Entertainment Inc., Cl. B	1,240,394
18,000	Discovery Inc., Cl. A†	486,360
85,000	Discovery Inc., Cl. C†	2,160,700
33,666	Fox Corp., Cl. B†	1,207,936
158,000	Grupo Televisa SAB, ADR	1,747,480
7,500	Nordic Entertainment Group AB, Cl. B†	175,858
6,000	Sinclair Broadcast Group Inc., Cl. A	230,880
14,000	Tokyo Broadcasting System Holdings Inc.	255,924
16,000	Tribune Media Co., Cl. A	738,240

		9,202,541

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	MEDIA (Continued)
	Cable and Satellite — 16.2%
200	Charter Communications Inc., Cl. A†	$69,382
6,200	Cogeco Inc.	364,851
84,800	Comcast Corp., Cl. A	3,390,304
38,000	DISH Network Corp., Cl. A†	1,204,220
280,000	Dish TV India Ltd., GDR	148,344
42,500	GCI Liberty Inc., Cl. A†	2,363,425
2,525	Liberty Broadband Corp., Cl. A†	231,391
3,250	Liberty Broadband Corp., Cl. C†	298,155
14,840	Liberty Global plc, Cl. A†	369,813
65,600	Liberty Global plc, Cl. C†	1,588,176
1,000	Liberty Latin America Ltd., Cl. A†	19,340
3,444	Liberty Latin America Ltd., Cl. C†	66,986
6,500	Liberty Media Corp. - Liberty SiriusXM, Cl. A†	248,170
5,500	Liberty Media Corp. - Liberty SiriusXM, Cl. C†	210,320
11,000	MSG Networks Inc., Cl. A†	239,250
8,600	MultiChoice Group Ltd.†	71,941
8,600	Naspers Ltd., Cl. N	1,986,063

		12,870,131

	Movies and Entertainment — 2.5%
1,600	Liberty Media Corp.- Liberty Braves, Cl. A†	44,704
10,500	Liberty Media Corp.- Liberty Braves, Cl. C†	291,585
100	Netflix Inc.†	35,656
4,000	The Madison Square Garden Co., Cl. A†	1,172,520
15,000	Viacom Inc., Cl. B	421,050

		1,965,515

	Publishing — 0.1%
19,000	Telegraaf Media Groep NV†(a)	127,880

	TOTAL MEDIA	24,166,067

	OTHER — 12.8%
	Other — 9.7%
5,000	American Express Co.	546,500
6,000	Bouygues SA	214,367
68,000	C.P. Pokphand Co. Ltd., ADR	148,240
27,360	CK Asset Holdings Ltd.	243,279
27,360	CK Hutchison Holdings Ltd.	287,369
5,100	EchoStar Corp., Cl. A†	185,895
97,500	First Pacific Co. Ltd.	35,523
4,100	First Pacific Co. Ltd., ADR	7,402
2,200	Furukawa Electric Co. Ltd.	55,402
30,000	G4S plc	71,700
25,000	General Motors Co.	927,500
13,000	GN Store Nord A/S	603,570
1,768	Gusbourne plc†	1,531
17,000	InterXion Holding NV†	1,134,410
1,600	Kinnevik AB, Cl. A	42,249
82,000	Kinnevik AB, Cl. B	2,123,799
950	Liberty Media Corp.- Liberty Formula One, Cl. A†	32,338

Shares		Market Value

2,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	$70,100
900	Marlowe plc†	4,255
504	Meikles Ltd.	236
200	National Grid plc, ADR	11,168
17,000	PostNL NV	43,460
2,500	Qurate Retail Inc.†	39,950
3,000	Take-Two Interactive Software Inc.†	283,110
5,174	The Walt Disney Co.	574,469
12,000	Waterloo Investment Holdings Ltd.†(a)	3,000

		7,690,822

	Real Estate — 3.1%
11,000	CyrusOne Inc., REIT	576,840
3,000	Equinix Inc., REIT	1,359,480
45,000	Uniti Group Inc., REIT	503,550

		2,439,870

	TOTAL OTHER	10,130,692

	INFORMATION TECHNOLOGY — 11.0%
	Data Processing & Outsourced Services — 1.0%
2,000	Mastercard Inc., Cl. A	470,900
2,000	Visa Inc., Cl. A	312,380

		783,280

	Electronic Equipment & Instruments — 0.4%
15,000	SMART Global Holdings Inc.†	288,000
1,000	Sony Corp., ADR	42,240

		330,240

	Internet Software and Services — 8.4%
2,900	Alphabet Inc., Cl. C†	3,402,599
16,000	Facebook Inc., Cl. A†	2,667,040
17,500	Gogo Inc.†	78,575
200	Liberty Expedia Holdings Inc., Cl. A†	8,560
26,260	MiX Telematics Ltd., ADR	437,754
7,500	Modern Times Group MTG AB, Cl. B	96,076

		6,690,604

	IT Consulting and Other Services — 0.1%
56,062	Cassava SmarTech Zimbabwe Ltd.†	56,079
280,000	Dagang NeXchange Berhad†	19,204

		75,283

	Systems Software — 0.3%
2,000	Microsoft Corp.	235,880

	Technology Hardware — 0.8%
3,500	Apple Inc.	664,825

	TOTAL INFORMATION TECHNOLOGY	8,780,112

	TOTAL COMMON STOCKS	77,285,373

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value

	CLOSED-END FUNDS — 1.1%
	Information Technology — 1.1%
11,700	Altaba Inc.†	$867,204

	PREFERRED STOCKS — 0.1%
	MEDIA — 0.1%
	Cable and Satellite — 0.1%
4,400	GCI Liberty Inc., Ser. A, 7.000%(d)	107,932

	WARRANTS — 0.5%
	TELECOMMUNICATION SERVICES — 0.5%
	Wireless Telecommunication Services — 0.5%
81,000	Bharti Airtel Ltd., expire 11/30/20†(b)	390,420

Principal Amount

	CORPORATE BONDS — 0.0%
	TELECOMMUNICATION SERVICES — 0.0%
$ 32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(a)	1,532

	U.S. GOVERNMENT OBLIGATIONS — 1.0%
775,000	U.S. Treasury Bills, 2.402% to 2.427%††, 06/13/19 to 06/20/19	771,054

	TOTAL INVESTMENTS — 100.0% (Cost $60,159,303)	$79,423,515

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of the Rule 144A securities amounted to $390,420 or 0.49% of total net investments.

(c)

At March 31, 2019, the Fund held an investment in a restricted and illiquid security amounting to $0 or 0.0% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/19 Carrying Value Per Share

24,225	TT&T Public Co. Ltd.	03/31/94	$100,542	—

(d)	Security is perpetual and has no stated maturity date.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value

North America	61.3%	$48,693,118

Europe	20.4	16,172,220

Asia/Pacific	5.0	3,976,111

Latin America	5.0	3,961,491

Japan	4.1	3,289,283

South Africa	3.1	2,495,758

Africa/Middle East	1.1	835,534

	100.0%	$79,423,515

The Gabelli Global Mini Mites Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	AGRICULTURE — 4.8%
16,000	Ruralco Holdings Ltd.	$49,647

	AUTOMOTIVE: PARTS AND ACCESSORIES — 8.5%
1,600	Strattec Security Corp.	47,008
4,000	Uni-Select Inc.	41,486

		88,494

	BROADCASTING — 0.7%
1,949	Beasley Broadcast Group Inc., Cl. A	7,757

	BUILDING AND CONSTRUCTION — 0.6%
500	Gencor Industries Inc.†	6,180

	BUSINESS SERVICES — 2.0%
200	Diebold Nixdorf Inc.†	2,214
2,400	Internap Corp.†	11,904
2,500	MoneyGram International Inc.†	5,100
1,500	Trans-Lux Corp.†	1,380

		20,598

	COMPUTER SOFTWARE AND SERVICES — 9.2%
5,000	Alithya Group Inc., Cl. A†	15,700
8,020	Avid Technology Inc.†	59,749
1,400	GTY Govtech Inc.†	12,320
40,000	Pacific Online Ltd.	8,408

		96,177

	CONSUMER PRODUCTS — 3.0%
800	Lifetime Brands Inc.	7,560
300	Nathan’s Famous Inc.	20,520
26,000	Playmates Holdings Ltd.	3,676

		31,756

	DIVERSIFIED INDUSTRIAL — 5.0%
300	Ampco-Pittsburgh Corp.†	990
2,166	Core Molding Technologies Inc.	15,985
31,000	Fluence Corp. Ltd.†	11,116
600	Myers Industries Inc.	10,266
1,000	Steel Partners Holdings LP†	13,980

		52,337

	ENERGY AND UTILITIES — 1.4%
2,000	ZCL Composites Inc.	14,936

	ENTERTAINMENT — 1.8%
1,200	Reading International Inc., Cl. A†	19,152

	EQUIPMENT AND SUPPLIES — 4.2%
1,600	The Eastern Co.	44,032

	FINANCIALS — 6.6%
600	BKF Capital Group Inc.†	6,300
12,000	Earthport plc†	5,705

Shares		Market Value

4,000	Solium Capital Inc.†	$57,111

		69,116

	HEALTH CARE — 12.6%
1,400	Cutera Inc.†	24,724
600	IntriCon Corp.†	15,048
2,200	Nightstar Therapeutics plc, ADR†	55,814
1,800	Owens & Minor Inc.	7,380
4,000	Paratek Pharmaceuticals Inc.†	21,440
376	United-Guardian Inc.	7,200

		131,606

	HOTELS AND GAMING — 12.1%
1,800	Belmond Ltd., Cl. A†	44,874
1,000	Canterbury Park Holding Corp.	14,520
4,000	Cherry AB, Cl. B†	37,473
5,500	Full House Resorts Inc.†	11,110
2,700	Inspired Entertainment Inc.†	17,996

		125,973

	MACHINERY — 14.6%
800	Astec Industries Inc.	30,208
2,000	The L.S. Starrett Co., Cl. A†	15,400
1,500	Twin Disc Inc.†	24,975
50,000	UQM Technologies Inc.†	82,500

		153,083

	RETAIL — 0.4%
1,800	Tuesday Morning Corp.†	3,816

	SPECIALTY CHEMICALS — 2.1%
400	Oil-Dri Corp. of America	12,456
1,800	Treatt plc	9,471

		21,927

	TELECOMMUNICATIONS — 10.4%
1,000	Communications Systems Inc.	2,650
4,000	EXFO Inc.†	14,800
5,500	HC2 Holdings Inc.†	13,475
38,800	NextGenTel Holding ASA	62,418
800	Nuvera Communications Inc.	15,192

		108,535

	TOTAL COMMON STOCKS	1,045,122

	TOTAL INVESTMENTS — 100.0% (Cost $1,038,845)	$1,045,122

†	Non-income producing security.
ADR	American Depositary Receipt

1

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Geographic Diversification	% of Market Value	Market Value

United States	59.7%	$623,603

Europe	20.6	215,755

Canada	13.8	144,033

Asia/Pacific	5.9	61,731

	100.0%	$1,045,122

2